Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Debt
8. Debt

As at December 31, 2018, Ardmore had five loan facilities, which it has used primarily to finance vessel acquisitions or vessels under construction and also for working capital. ASC’s applicable ship-owning subsidiaries have granted first-priority mortgages against the relevant vessels in favor of the lenders as security for Ardmore’s obligations under the loan facilities, which totaled 15 vessels as at December 31, 2018. ASC and its subsidiary ASLLC have provided guarantees in respect of the loan facilities and ASC has granted a guarantee over its trade receivables in respect of the ABN AMRO Revolving Facility.
These guarantees can be called
upon following a payment default. The outstanding principal balances on each loan facility as at December 31, 2018 and 2017 were as follows:

	As at
	Dec 31, 2018	Dec 31, 2017
NIBC Bank Facility	7,465,000	8,885,000
CACIB Bank Facility	31,300,000	34,100,000
ABN/DVB/NIBC Joint Bank Facility	92,131,594	162,115,591
Nordea/SEB Joint Bank Facility	86,371,847	132,272,938
ABN AMRO Facility	—	64,201,180
ABN AMRO Revolving Facility	14,994,279	11,092,158
Total debt	232,262,720	412,666,867
Deferred finance fees	(3,908,472)	(8,243,297)
Net total debt	228,354,248	404,423,570
Current portion of long-term debt	24,217,892	39,282,538
Current portion of deferred finance fees	(1,383,349)	(2,210,990)
Total current portion of long-term debt	22,834,543	37,071,548
Non-current portion of long-term debt	205,519,705	367,352,022

Future minimum scheduled repayments under Ardmore’s loan facilities for each year are as follows:

As at Dec 31, 2018
2019	24,217,892
2020	39,212,171
2021	26,521,166
2022	142,311,491
232,262,720

NIBC Bank Facility

On September 12, 2014, one of ASC’s subsidiaries entered into a $13.5 million long-term loan facility with NIBC Bank N.V. to finance a secondhand vessel acquisition which delivered to Ardmore in 2014. The facility was drawn down in September 2014 and bears interest at a rate of LIBOR plus 2.90%. Principal repayments on the loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The loan facility matures in September 2021.

CACIB Bank Facility

On May 22, 2014, two of ASC’s subsidiaries entered into a $39.0 million long-term loan facility with Credit Agricole Corporate and Investment Bank to finance two vessels under construction. On March 10, 2016, this facility was refinanced, the lenders provided an additional $25 million commitment for additional financing and an additional tranche of $2.3 million was drawn down. The $25 million of additional financing was drawn and repaid in full during the three-month period ended September 30, 2016. Interest is calculated on each tranche at a rate of LIBOR plus 2.50%. Principal repayments on the loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The full facility matures in 2022.

ABN/DVB/NIBC Joint Bank Facility

On January 13, 2016, 12 of ASC’s subsidiaries entered into a $213 million long-term loan facility with ABN AMRO Bank N.V. (“ABN AMRO”) and DVB Bank America N.V. to refinance existing facilities. The loan was fully drawn down on January 22, 2016. Interest is calculated at a rate of LIBOR plus 2.55%. Principal repayments on the loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The loan matures in 2022. In May 2017, $20.1 million was repaid as part of the refinancing of the
Ardmore Sealeader
 and
Ardmore Sealifter
. On December 7, 2018, one of the tranches was repaid as part of the refinancing of the
Ardmore Engineer.

On August 4, 2016, an incremental term loan of $36.6 million was made under the amended facility in order to fund two vessel acquisitions, and NIBC Bank N.V. joined as an additional lender under the facility. The incremental term loan consisted of two tranches, and interest is calculated at a rate of LIBOR plus 2.75%. On December 6, 2018, the two additional tranches were repaid as part of the refinancing of the
Ardmore Seavanguard
 and
 Ardmore Exporter.

Nordea/SEB Joint Bank Facility

On January 13, 2016, seven of ASC’s subsidiaries entered into a $151 million long-term loan facility with Nordea Bank AB (publ) and Skandinaviska Enskilda Banken AB (publ) to refinance existing facilities. The loan was fully drawn down on January 22, 2016. Interest is calculated at a rate of LIBOR plus 2.50%. On October 29, 2018, two of the tranches were repaid as part of the refinancing of the
Ardmore Dauntless
and
Ardmore Defender
. Principal repayments on the loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The loan matures in 2022.

ABN AMRO Facility

On July 29, 2016, four of ASC’s subsidiaries entered into a $71.3 million long-term loan facility with ABN AMRO for vessel acquisitions. Three of the four tranches under the facility were drawn down during the third quarter of 2016. The fourth tranche was drawn down in the fourth quarter of 2016. On June 26, 2018, two of the tranches were repaid as part of the refinancing of the
Ardmore Endurance
 and
Ardmore Enterprise
. On October 31, 2018, the facility was extinguished when the remaining two tranches were repaid as part of the refinancing of the
Ardmore Encounter
and
Ardmore Explorer.

ABN AMRO Revolving Facility

On October 24, 2017, Ardmore entered into a $15 million revolving credit facility with ABN AMRO to fund working capital. Interest is calculated at a rate of LIBOR plus 3.5%. Interest payments are payable on a quarterly basis. The facility matures in October 2020 with an option to extend for a further year.

Long-term debt financial covenants

Ardmore’s existing long-term debt facilities described above include certain covenants. The financial covenants require that ASC:
•	maintain minimum solvency of not less than 30%;

•
maintain minimum cash and cash equivalents based on the number of vessels owned and chartered-in and 5% of outstanding debt; the required minimum cash balance as of December 31, 2018, was $23.5 million;

•	ensure that the aggregate fair market value of the applicable vessels plus any additional collateral is, depending on the facility, no less than 130% of the debt outstanding for the facility;

•	maintain a corporate net worth of not less than $150 million; and

•	maintain positive working capital, excluding balloon maturities.

The Company was in full compliance with all of its loan covenants as of December 31, 2018 and 2017.